Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 188,893	$ 34,863
Marketable securities	150,384	20,848
Development receivables	0	375
Prepaid expenses and other current assets	2,251	6,172
Total current assets	341,528	62,258
Restricted cash	322	1,553
Property and equipment, net	0	3,220
Operating lease right-of-use assets	0	3,430
Other non-current assets	9	683
TOTAL ASSETS	341,859	71,144
CURRENT LIABILITIES
Accounts payable	896	677
CVR liability	1,390	0
Operating lease liabilities	0	625
Deferred revenue	0	517
Accrued and other current liabilities	13,108	12,837
Related party accounts payable and other current liabilities	16,584	0
Total current liabilities	31,978	14,656
Non-current CVR liability	41,310	0
Non-current operating lease liabilities	0	4,004
Deferred revenue, net of current portion	0	2,179
TOTAL LIABILITIES	73,288	20,839
Commitments and Contingencies (Note 9)
STOCKHOLDERS' EQUITY
Common stock, $0.0001 par value; 400,000,000 and 20,000,000 shares authorized as of December 31, 2023 and December 31, 2022, respectively; 36,057,109 shares and 2,614,014 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively.	10	6
Additional paid-in capital	763,191	475,971
Accumulated other comprehensive income (loss)	302	(48)
Accumulated deficit	(764,414)	(425,624)
TOTAL STOCKHOLDERS' EQUITY	184,016	50,305
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	341,859	71,144
Series A Non Voting Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	184,927	0
Series B Non-Voting Convertible Preferred Stock
CURRENT LIABILITIES
Series B non-voting convertible preferred stock, $0.0001 par value; 150,000 and no shares authorized as of December 31, 2023 and December 31, 2022, respectively; 150,000 and no shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively.	84,555	0
Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	$ 0	$ 0